FHLB Advances	12 Months Ended
Dec. 31, 2015
FHLB Advances [Abstract]
FHLB Advances

NOTE 10 –FHLB ADVANCES

Fixed Rate Advances from the FHLB were as follows:

	Weighted Average Rate	December 31, 2015	December 31, 2014
			-
Fixed Rate Advances
Maturities:
2015	0.35%	$-	$2,500
2016	0.76%	5,000	5,000
2017	1.35%	1,500	1,500
2019	1.70%	2,500	-
2020	2.27%	2,500	2,500
2021	2.53%	3,000	3,000
Total		$14,500	$14,500

Each advance is payable at its maturity date, with a prepayment penalty for fixed-rate advances.

In January 2015, a $2,500 fixed-rate advance matured and was replaced with a $2,500 advance with a 54-month term and a fixed-rate of 1.70%.

The advances were collateralized as follows:

	December 31, 2015	December 31, 2014

Single-family mortgage loans	$29,490	$19,978
Multi-family mortgage loans	8,185	6,291
Commercial real estate loans (1-4 family)	3,155	3,110
Securities	3,530	4,208
Cash	3,300	3,300
Total	$47,660	$36,887

Based on the collateral pledged to FHLB and CFBank’s holdings of FHLB stock, CFBank was eligible to borrow up to a total of $30,313 from the FHLB at December 31, 2015.  Immediately prior to the termination of the CFBank Order, CFBank was limited to borrowing term maturities not exceeding 365 days due to restrictions imposed by the FHLB due to the existence of the CFBank Order.  With the termination of the CFBank Order effective January 23, 2014, the FHLB notified CFBank that the restriction on borrowings terms had been lifted, effective January 24, 2014.

Payments due over the next five years are as follows:

2016	$5,000
2017	1,500
2018	-
2019	2,500
2020	2,500
Thereafter	3,000
$14,500